Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total for Principal Executive Officer ("PEO")(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Loss (thousands)(7)
					Total Shareholder Return (“TSR”)(5) ($)	Peer Group Total Shareholder Return(6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2022	14,797,837	1,438,533	4,967,452	(373,997)	24.90	111.96	332,632
2021	10,161,454	(2,601,786)	4,969,151	541,453	57.63	125.67	257,005
2020	7,815,041	21,540,830	2,499,446	5,269,997	100.73	126.47	250,221

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Chang (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “2022 Summary Compensation Table.”The dollar reported in column (d) represent the average of the amounts reported for our company’s named executive officers as a group (excluding Dr. Chang) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Chang) included for purposes of calculating the average amounts in each applicable year are as follows: for 2022, 2021 and 2020, Dr. Schmidt, Dr. Amado, Dr. Moore and Mr. Bhavnagri.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies' stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Biotechnology Index.
PEO Total Compensation Amount	$ 14,797,837	$ 10,161,454	$ 7,815,041
PEO Actually Paid Compensation Amount	$ 1,438,533	(2,601,786)	21,540,830
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Chang, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Chang during the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Chang’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	14,797,837	(13,697,357)	338,053	1,438,533
2021	10,161,454	(9,070,304)	(3,692,936)	(2,601,786)
2020	7,815,041	(6,550,535)	20,276,324	21,540,830
(a)    The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuations were performed using the Black-Sholes option pricing model or the lattice option pricing model. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022	8,088,052	(3,452,065)	—	(4,297,934)	—	338,053
2021	3,796,886	(9,162,831)	—	1,673,009	—	(3,692,936)
2020	11,137,983	(710,926)	—	9,849,267	—	20,276,324

Non-PEO NEO Average Total Compensation Amount	$ 4,967,452	4,969,151	2,499,446
Non-PEO NEO Average Compensation Actually Paid Amount	$ (373,997)	541,453	5,269,997
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Dr. Chang), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Dr. Chang) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Dr. Chang) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,967,452	(4,299,469)	(1,041,980)	(373,997)
2021	4,969,151	(4,228,367)	(199,331)	541,453
2020	2,499,446	(1,805,225)	4,575,776	5,269,997
(a)    The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2022	1,918,413	(943,395)	—	(1,168,598)	(848,400)	(1,041,980)
2021	1,890,106	(2,428,343)	—	338,906	—	(199,331)
2020	2,894,534	64,145	—	1,617,097	—	4,575,776

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our non-PEO NEOs, and the Company's cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income (Loss)Because we are a clinical-stage company, we did not have any product-based revenue during the periods presented. Consequently, we have not historically looked to net income (loss) as a performance measure for our executive compensation program. We also expect and have experienced higher net losses over time as we progress the development of our product candidates through clinical trials. Moreover, as a pre-commercial stage company with only limited, nonrecurring revenue associated with collaborations, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.
Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between the Company's three-year cumulative TSR to the three-year cumulative TSR of the companies in NASDAQ Biotechnology Index.

Total Shareholder Return Amount	$ 24.90	57.63	100.73
Peer Group Total Shareholder Return Amount	111.96	125.67	126.47
Net Income (Loss)	$ 332,632,000	257,005,000	250,221,000
PEO Name	Dr. Chang
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2020, 2021 or 2022.The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.
Analysis of the Information Presented in the Pay Versus Performance Table
We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,697,357)	(9,070,304)	(6,550,535)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	338,053	(3,692,936)	20,276,324
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	8,088,052	3,796,886	11,137,983
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,452,065)	(9,162,831)	(710,926)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(4,297,934)	1,673,009	9,849,267
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,299,469)	(4,228,367)	(1,805,225)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,041,980)	(199,331)	4,575,776
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,918,413	1,890,106	2,894,534
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(943,395)	(2,428,343)	64,145
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,168,598)	338,906	1,617,097
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (848,400)	$ 0	$ 0